Segment Information	6 Months Ended
Jun. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among, operations.

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,226	871
Continental Africa	1,119	818
Australasia	192	213
Americas	649	496
Other, including Corporate and Non-gold producing subsidiaries	7	4
	3,193	2,402
Less: Equity method investments included above	(173)	(172)
Plus: Loss on realized non-hedge derivatives included above	-	176
Total revenues	3,020	2,406

Segment income/(loss)
South Africa	458	285
Continental Africa	395	215
Australasia	22	77
Americas	290	266
Other, including Corporate and Non-gold producing subsidiaries	(78)	(102)
Total segment income	1,087	741

The following are included in segment income/(loss):

Interest revenue
South Africa	13	10
Continental Africa	1	1
Australasia	2	1
Americas	3	5
Other, including Corporate and Non-gold producing subsidiaries	-	1
Total interest revenue	19	18

Interest expense
South Africa	3	2
Continental Africa	-	2
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	85	61
Total interest expense	91	67

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	40	45
Other, including Corporate and Non-gold producing subsidiaries	(10)	(5)
Total equity income in associates	28	39

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,087	741
Exploration costs	(120)	(94)
General and administrative expenses	(136)	(100)
Market development costs	(4)	(5)
Non-hedge derivative gain/(loss) and movement on bonds	180	(409)
Taxation expense	(284)	(106)
Noncontrolling interests	(20)	(23)
Net income - attributable to AngloGold Ashanti	703	4

	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,379	3,370
Continental Africa	4,206	4,093
Australasia	549	534
Americas	2,314	2,170
Other, including Corporate and Non-gold producing subsidiaries	313	221
Total segment assets	10,761	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.